UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23417

X-Square Balanced Fund, LLC

(Exact name of Registrant as specified in charter)

Centro Internacional de Mercadeo II, 90 Carr. 165, Suite 803,

Guaynabo, Puerto Rico 000968

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 282-1621

X-Square Capital, LLC

Centro Internacional de Mercadeo II, 90 Carr 165, Suite 803

Guaynabo, Puerto Rico 00968

(Name and Address of Agent for Service)

With a copy to:

Andrew Davalla

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215 (Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 - June 30, 2024

Item 1.	Report to Shareholders.
(a)

X-SQUARE BALANCED FUND

Class A : SQBFX

SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about X- Square Balanced Fund - A for the period of January 1, 2024 to June 30, 2024.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - A	$141	2.75%

How did the Fund perform last year?

Performance of the Fund in 2024 was driven by heightened volatility and declining valuations in equity markets, which impacted all three major strategy groups. The market has been increasingly unpredictable and may increase risk in the investment strategy. The Fund will aim to stretch the risks of the markets in the next year.

During the fiscal year ended June 30, 2024, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate.

How did the Fund perform since inception?

The X- Square Balanced Fund - A Fund returned 14.48% for the period November 1, 2019 to June 30, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 24.56%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class A - NAV - $13,788	Class A - Load - $13,270	S&P 500 Total Return Index - $33,292	60% S&P 500 and 40% Bloomberg US Aggregate - $22,283
6/30/24	$13,788	$13,270	$19,209	$14,808
12/31/23	$12,983	$12,496	$16,662	$13,623
6/30/23	$12,044	$11,592	$15,422	$12,829
12/31/22	$11,310	$10,886	$13,193	$11,578
6/30/22	$10,960	$10,549	$12,896	$11,533
12/31/21	$12,691	$12,215	$16,111	$13,748
6/30/21	$12,570	$12,098	$14,427	$12,849
12/31/20	$11,610	$11,174	$12,518	$11,866
6/30/20	$10,250	$9,865	$10,247	$10,445
12/31/19	$10,370	$9,981	$10,573	$10,343
11/1/19	$10,000	$9,625	$10,000	$10,000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	Since Inception
Class A - NAV (Incep. November 1, 2019)	14.48%	7.13%
Class A - Load	10.19%	6.26%
S&P 500 Total Return Index	24.56%	15.03%
60% S&P 500 and 40% Bloomberg US Aggregate	15.42%	8.91%

FUND STATISTICS

  Total Net Assets$53,626,267
  # of Portfolio Holdings78
  Portfolio Turnover Rate 12%
  Advisory Fees Paid$243,694

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.08%
5-10 Years	2.74%
No Maturity	11.66%
> 10 Years	25.92%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	7.81%
Ginnie Mae II Pool, 2.00%, 10/20/2051	7.61%
Ginnie Mae II Pool, 2.00%, 11/20/2051	6.78%
United States Treasury Bill, 5.19%, 09/05/2024	5.82%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.72%
U.S. Treasury Note, 0.625%, 10/15/2024	2.92%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.74%
Suncor Energy, Inc.	2.16%
United States Treasury Bill, 5.13%, 07/25/2024	2.04%
Occidental Petroleum Corp.	1.97%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - CLASS A : SQBFX

SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2024

98401X106–SA–06302024

X-SQUARE BALANCED FUND

Class C : SQCBX

SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about X- Square Balanced Fund - C for the period of January 1, 2024 to June 30, 2024.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - C	$179	3.50%

How did the Fund perform last year?

Performance of the Fund in 2024 was driven by heightened volatility and declining valuations in equity markets, which impacted all three major strategy groups. The market has been increasingly unpredictable and may increase risk in the investment strategy. The Fund will aim to stretch the risks of the markets in the next year.

During the fiscal year ended June 30, 2024, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate.

How did the Fund perform since inception?

The X- Square Balanced Fund - C Fund returned 13.55% for the period November 1, 2019 to June 30, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 24.56%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class C - NAV - $13,308	Class C - Load - $13,308	S&P 500 Total Return Index - $33,292	60% S&P 500 and 40% Bloomberg US Aggregate - $22,283
6/30/24	$13,308	$13,308	$19,209	$14,808
12/31/23	$12,587	$12,587	$16,662	$13,623
6/30/23	$11,720	$11,720	$15,422	$12,829
12/31/22	$11,038	$11,038	$13,193	$11,578
6/30/22	$10,739	$10,739	$12,896	$11,533
12/31/21	$12,481	$12,481	$16,111	$13,748
6/30/21	$12,410	$12,410	$14,427	$12,849
12/31/20	$11,500	$11,500	$12,518	$11,866
6/30/20	$10,190	$10,190	$10,247	$10,445
12/31/19	$10,350	$10,350	$10,573	$10,343
11/1/19	$10,000	$10,000	$10,000	$10,000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	Since Inception
Class C - NAV (Incep. November 1, 2019)	13.55%	6.32%
Class C - Load	12.55%	6.32%
S&P 500 Total Return Index	24.56%	15.03%
60% S&P 500 and 40% Bloomberg US Aggregate	15.42%	8.91%

FUND STATISTICS

  Total Net Assets$53,626,267
  # of Portfolio Holdings78
  Portfolio Turnover Rate 12%
  Advisory Fees Paid$243,694

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.08%
5-10 Years	2.74%
No Maturity	11.66%
> 10 Years	25.92%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	7.81%
Ginnie Mae II Pool, 2.00%, 10/20/2051	7.61%
Ginnie Mae II Pool, 2.00%, 11/20/2051	6.78%
United States Treasury Bill, 5.19%, 09/05/2024	5.82%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.72%
U.S. Treasury Note, 0.625%, 10/15/2024	2.92%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.74%
Suncor Energy, Inc.	2.16%
United States Treasury Bill, 5.13%, 07/25/2024	2.04%
Occidental Petroleum Corp.	1.97%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - CLASS C : SQCBX

SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2024

98401X205–SA–06302024

X-SQUARE BALANCED FUND

Institutional : SQBIX

SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about X- Square Balanced Fund - Institutional for the period of January 1, 2024 to June 30, 2024.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - Institutional	$128	2.50%

How did the Fund perform last year?

Performance of the Fund in 2024 was driven by heightened volatility and declining valuations in equity markets, which impacted all three major strategy groups. The market has been increasingly unpredictable and may increase risk in the investment strategy. The Fund will aim to stretch the risks of the markets in the next year.

During the fiscal year ended June 30, 2024, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate.

How did the Fund perform since inception?

The X- Square Balanced Fund - Institutional Fund returned 14.78% for the period November 1, 2019 to June 30, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 24.56%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Institutional - $13,951	S&P 500 Total Return Index - $33,292	60% S&P 500 and 40% Bloomberg US Aggregate - $22,283
6/30/24	$13,951	$19,209	$14,808
12/31/23	$13,126	$16,662	$13,623
6/30/23	$12,155	$15,422	$12,829
12/31/22	$11,401	$13,193	$11,578
6/30/22	$11,031	$12,896	$11,533
12/31/21	$12,761	$16,111	$13,748
6/30/21	$12,620	$14,427	$12,849
12/31/20	$11,650	$12,518	$11,866
6/30/20	$10,270	$10,247	$10,445
12/31/19	$10,370	$10,573	$10,343
11/1/19	$10,000	$10,000	$10,000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	Since Inception
Institutional (Incep. November 1, 2019)	14.78%	7.40%
S&P 500 Total Return Index	24.56%	15.03%
60% S&P 500 and 40% Bloomberg US Aggregate	15.42%	8.91%

FUND STATISTICS

  Total Net Assets$53,626,267
  # of Portfolio Holdings78
  Portfolio Turnover Rate 12%
  Advisory Fees Paid$243,694

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.08%
5-10 Years	2.74%
No Maturity	11.66%
> 10 Years	25.92%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	7.81%
Ginnie Mae II Pool, 2.00%, 10/20/2051	7.61%
Ginnie Mae II Pool, 2.00%, 11/20/2051	6.78%
United States Treasury Bill, 5.19%, 09/05/2024	5.82%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.72%
U.S. Treasury Note, 0.625%, 10/15/2024	2.92%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.74%
Suncor Energy, Inc.	2.16%
United States Treasury Bill, 5.13%, 07/25/2024	2.04%
Occidental Petroleum Corp.	1.97%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - INSTITUTIONAL : SQBIX

SEMI-ANNUAL SHAREHOLDER REPORT - June 30, 2024

98401X304–SA–06302024

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

X-SQUARE BALANCED FUND, LLC

First Mutual Fund in Puerto Rico Registered with the SEC

TICKER	SHARE CLASS
SQBFX	Class A
SQCBX	Class C
SQBIX	Institutional Class

X² CAPITAL

SEMI-ANNUAL FINANCIAL STATEMENT & OTHER INFORMATION

(Includes N-CSR Items 7-11)

June 30, 2024

X-Square Balanced Fund

ITEM 7 – Financial Statements and Financial Highlights for

Open-End Management Investment Companies

Semi-Annual Report | June 30, 2024	1

X-Square Balanced Fund	Schedule of Investments
June 30, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS (59.44%)
COMMUNICATIONS (3.89%)
Alphabet, Inc., Class C	4,523	$829,608
Booking Holdings, Inc.	47	186,191
Expedia Group, Inc.(a)	1,221	153,834
Meta Platforms, Inc., Class A	1,577	795,154
Zillow Group, Inc., Class C(a)	2,688	124,696
		2,089,483

CONSUMER DISCRETIONARY (13.34%)
Alibaba Group Holding, Ltd., Sponsored ADR	1,650	118,800
Amazon.com, Inc.(a)	2,818	544,579
Chipotle Mexican Grill, Inc.(a)	9,731	609,647
Copart, Inc.	13,731	743,671
Domino's Pizza, Inc.	244	125,985
Home Depot, Inc.	1,294	445,447
Lennar Corp., Class A	4,417	661,976
MercadoLibre, Inc.(a)	352	578,477
PulteGroup, Inc.	7,635	840,613
RH(a)	1,497	365,927
Skechers USA, Inc., Class A(a)	9,876	682,629
TJX Cos., Inc.	7,042	775,324
Tractor Supply Co.	2,430	656,100
		7,149,175

CONSUMER STAPLES (5.78%)
Altria Group, Inc.	8,697	396,148
Costco Wholesale Corp.	1,115	947,738
Dollar General Corp.	2,299	303,997
Philip Morris International, Inc.	5,027	509,386
Walmart, Inc.	13,802	934,533
		3,091,802

ENERGY (6.13%)
Chesapeake Energy Corp.	5,271	433,223
EOG Resources, Inc.	3,236	407,315
New Fortress Energy, Inc.	10,555	231,999
Occidental Petroleum Corp.	16,800	1,058,904

See Notes to Financial Statements.
2	www.xsquarecapital.com

X-Square Balanced Fund	Schedule of Investments
June 30, 2024 (Unaudited)

Description	Shares	Value
ENERGY (continued)
Suncor Energy, Inc.	30,391	$1,157,898
		3,289,339

FINANCIALS (8.44%)
Ally Financial, Inc.	10,226	405,665
Berkshire Hathaway, Inc., Class B(a)	1,718	698,882
Chubb, Ltd.	2,472	630,558
Intercontinental Exchange, Inc.	1,232	168,648
JPMorgan Chase & Co.	3,327	672,919
MarketAxess Holdings, Inc.	969	194,314
Marsh & McLennan Cos., Inc.	2,957	623,099
Mastercard, Inc., Class A	1,060	467,631
OFG Bancorp	3,525	132,011
PayPal Holdings, Inc.(a)	2,836	164,573
Popular, Inc.	1,151	101,783
Truist Financial Corp.	6,725	261,266
		4,521,349

HEALTH CARE (3.95%)
AbbVie, Inc.	1,548	265,513
Amgen, Inc.	1,879	587,094
Bausch Health Cos., Inc.(a)	11,163	77,806
Johnson & Johnson	2,811	410,856
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	47,575	773,093
		2,114,362

INDUSTRIALS (8.06%)
Fastenal Co.	7,634	479,721
Generac Holdings, Inc.(a)	2,591	342,582
General Dynamics Corp.	2,472	717,227
Lockheed Martin Corp.	1,173	547,908
RXO, Inc.(a)	5,654	147,852
TransDigm Group, Inc.	502	641,360
United Rentals, Inc.	1,348	871,792
XPO, Inc.(a)	5,416	574,909
		4,323,351

MATERIALS (3.07%)
Freeport-McMoRan, Inc.	7,988	388,217

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2024	3

X-Square Balanced Fund	Schedule of Investments
June 30, 2024 (Unaudited)

Description	Shares	Value
MATERIALS (continued)
Glencore PLC, ADR	51,750	$586,845
Rio Tinto PLC, ADR	3,941	259,830
Tecnoglass, Inc.	4,363	218,935
Vale SA, ADR	17,388	194,224
		1,648,051

TECHNOLOGY (6.78%)
Advanced Micro Devices, Inc.(a)	5,250	851,603
Akamai Technologies, Inc.(a)	2,630	236,910
Booz Allen Hamilton Holding Corp.	1,508	232,081
Fortinet, Inc.(a)	5,755	346,854
Garmin, Ltd.	3,670	597,916
Micron Technology, Inc.	6,640	873,359
N-able, Inc.(a)	5,242	79,836
Shopify, Inc., Class A(a)	4,296	283,751
SolarWinds Corp.	11,606	139,852
		3,642,162

TOTAL COMMON STOCKS (Cost $25,083,070)		31,869,074

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (25.92%)

Residential (25.92%)
Ginnie Mae II Pool, Series
MA7533 - 2021
08/20/51, 2.00%	$5,171,725	$4,186,032
Ginnie Mae II Pool, Series
2021-
10/20/51, 2.00%	5,045,057	4,083,492
12/20/51, 2.00%	2,467,263	1,996,994
		6,080,486

See Notes to Financial Statements.
4	www.xsquarecapital.com

X-Square Balanced Fund	Schedule of Investments
June 30, 2024 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
Ginnie Mae II Pool, Series
MA7704 - 2021
11/20/51, 2.00%	$4,491,854	$3,635,708

TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,199,963)		13,902,226

GOVERNMENT BONDS (5.97%)
U.S. Treasury Bond
08/15/32, 2.75%	1,650,000	1,468,307
U.S. Treasury Notes
10/15/24, 0.63%	1,590,000	1,568,262
01/31/25, 1.38%	126,500	123,666
10/31/26, 1.63%	45,600	42,584
		1,734,512

TOTAL GOVERNMENT BONDS (Cost $3,277,152)		3,202,819

SHORT-TERM INVESTMENTS (8.51%)
U.S. Treasury Bills
07/25/24, 5.13%	1,100,000	1,096,161
09/05/24, 5.19%	3,150,000	3,119,859
08/15/24, 5.23%	350,000	347,707
		4,563,727

TOTAL SHORT-TERM INVESTMENTS (Cost $4,563,791)		4,563,727

TOTAL INVESTMENTS (99.84%) (Cost $47,123,976)		53,537,846
Other Assets In Excess Of Liabilities (0.16%)		88,421
NET ASSETS (100.00%)		$53,626,267

(a)	Non-income producing security.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2024	5

X-Square Balanced Fund	Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

ASSETS:
Investments, at fair value (Cost $47,123,976)	$53,537,846
Cash	90,312
Dividend and interest receivable	75,429
Capital shares sold receivable	76,570
Prepaid expenses and other assets	27,695
Total Assets	53,807,852

LIABILITIES:
Accrued chief compliance officer fees payable	5,948
Payable due to advisor	77,078
Accrued fund investment and administration fees payable	1,147
Accrued distribution fees payable	13,934
Accrued professional fees payable	18,300
Accrued trustees' fees payable	936
Capital shares redeemed payable	102
Other payables and accrued expenses	64,140
Total Liabilities	181,585
Net Assets	$53,626,267

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO SHARES:
Paid-in capital	$47,003,806
Total distributable earnings/(deficit)	6,622,461
Net Assets	$53,626,267

See Notes to Financial Statements.
6	www.xsquarecapital.com

X-Square Balanced Fund	Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

NET ASSET VALUE
Class A:
Net assets	$45,161,607
Shares outstanding (unlimited shares authorized, no par value)	3,482,751
Net Asset Value per Share	$12.97
Maximum offering price per share (NAV/0.945, based on maximum sales charge of 5.50% of the offering price)	$13.72
Class C:
Net assets	$5,826,521
Shares outstanding (unlimited shares authorized, no par value)	466,136
Net Asset Value per Share	$12.50
Institutional Class:
Net assets	$2,638,138
Shares outstanding (unlimited shares authorized, no par value)	200,904
Net Asset Value per Share	$13.13

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2024	7

X-Square Balanced Fund	Statement of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax $5,488)	$249,131
Interest	245,750
Total Investment Income	494,881

EXPENSES:
Investment advisory fee (see Note 4)	243,694
Fund accounting, administration and compliance fees	101,421
Distribution fees
Class A	51,813
Class C	26,170
Professional fees	39,875
Trustees' fees and expenses	18,036
Transfer agent fees	19,566
Recoupment of previously waived fees
Class A	127,025
Class C	16,040
Institutional Class	6,366
Other expenses	38,065
Total Expenses	688,071
Less fees reimbursed by Adviser (See Note 4)
Net Expenses	688,071
Net Investment Loss	(193,190)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investment securities	922,989
Foreign currency transactions	(19)
Net realized gain:	922,970
Change in unrealized appreciation/(depreciation) on:
Investment securities	2,091,004
Foreign currency transactions	15
Net change in unrealized appreciation/ (depreciation)	2,091,019
Net Realized and Unrealized Gain on Investments	3,013,989
Net Increase in Net Assets Resulting from Operations	$2,820,799

See Notes to Financial Statements.
8	www.xsquarecapital.com

X-Square Balanced Fund	Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
FROM OPERATIONS:
Net investment loss	$(193,190)	$(165,254)
Net realized gain/(loss)	922,970	(173,202)
Net change in unrealized appreciation	2,091,019	5,635,080
Net Increase in Net Assets from Operations	2,820,799	5,296,624

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class A:	(107,474)	–
Class C:	(14,100)	–
Institutional Class:	(5,259)	–
From return of capital
Class A:	(275,092)	(649,532)
Class C:	(36,091)	(93,638)
Institutional Class:	(13,460)	(31,980)
Net Decrease in Net Assets from Distributions to Shareholders	(451,476)	(775,150)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A:	8,691,714	5,594,255
Class C:	809,800	334,500
Institutional Class:	734,000	383,800
Reinvestment of distributions
Class A:	241,841	413,261
Class C:	23,062	41,727
Institutional Class:	12,269	24,922
Cost of shares redeemed
Class A:	(1,742,327)	(2,941,433)
Class C:	(12,296)	(286,672)
Institutional Class:	(51,456)	(170,056)
Redemption fees
Institutional Class:	–	620
Net Increase from Capital Share Transactions	8,706,608	3,394,924
Net Increase in Net Assets	$11,075,931	$7,916,398

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2024	9

X-Square Balanced Fund	Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
NET ASSETS:
Beginning of period	42,550,336	34,633,938
End of period	$53,626,267	$42,550,336

OTHER INFORMATION:
Capital Share Transactions:
Class A:
Beginning shares	2,912,534	2,645,402
Shares sold	687,471	487,050
Shares issued as reinvestment of dividends	19,232	36,406
Shares redeemed	(136,486)	(256,324)
Ending Shares	3,482,751	2,912,534
Class C:
Beginning shares	400,200	392,989
Shares sold	65,046	29,552
Shares issued as reinvestment of dividends	1,898	3,779
Shares redeemed	(1,008)	(26,120)
Ending Shares	466,136	400,200
Institutional Class:
Beginning shares	148,239	127,916
Shares sold	55,818	32,966
Shares issued as reinvestment of dividends	966	2,176
Shares redeemed	(4,119)	(14,819)
Ending Shares	200,904	148,239

See Notes to Financial Statements.
10	www.xsquarecapital.com

Intentionally Left Blank

X-Square Balanced Fund – Class A	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period May 18, 2023 (Commencement of Operations) to December 31, 2019
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$12.33	$10.97	$12.57	$11.61	$10.37	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)	(0.04)	(0.07)	(0.20)	(0.14)	(0.00	)(b)(c)
Net realized and unrealized gain/(loss) on investments	0.81	1.64	(1.29)	1.28	1.38	0.37
Net increase/(decrease) in Net Asset Value	0.76	1.60	(1.36)	1.08	1.24	0.37

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.03)	–	–	(0.12)	–	–
From return of capital	(0.09)	(0.24)	(0.24)	–	–	–
Total Distributions to Common Shareholders	(0.12)	(0.24)	(0.24)	(0.12)	–	–
Net asset value per share - end of period	$12.97	$12.33	$10.97	$12.57	$11.61	$10.37
Total Investment Return - Net Asset Value(d)	6.20%	14.79%	(10.88%)	9.31%	11.96%	3.70%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$45,162	$35,924	$29,014	$26,262	$8,756	$779
Ratio of actual expenses to average net assets including fee waivers and reimbursements	2.75%	2.75%	2.75%	2.75%	2.75%	2.75	%(e)

See Notes to Financial Statements.
12	www.xsquarecapital.com

X-Square Balanced Fund – Class A	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period May 18, 2023 (Commencement of Operations) to December 31, 2019
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	2.75%	2.80%	3.28%	3.50%	13.07%	115.61	%(e)
Ratio of net investment loss to average net assets	(0.72%)	(0.37%)	(0.59%)	(1.59%)	(1.26%)	(0.19%)
Portfolio turnover rate	12.39%	30.18%	51.37%	18.40%	20.14%	0.00%

(a)	Calculated using average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(e)	These ratios to average net assets have been annualized except the non-recurring offering costs, which have not been annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2024	13

X-Square Balanced Fund – Class C	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period May 18, 2023 (Commencement of Operations) to December 31, 2019
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$11.94	$10.70	$12.36	$11.50	$10.35	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)	(0.12)	(0.15)	(0.29)	(0.21)	(0.02	)(b)
Net realized and unrealized gain/(loss) on investments	0.77	1.60	(1.27)	1.27	1.36	0.37
Net increase/(decrease) in Net Asset Value	0.68	1.48	(1.42)	0.98	1.15	0.35

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.03)	–	–	(0.12)	–	–
From return of capital	(0.09)	(0.24)	(0.24)	–	–	–
Total Distributions to Common Shareholders	(0.12)	(0.24)	(0.24)	(0.12)	–	–

Net asset value per share - end of period	$12.50	$11.94	$10.70	$12.36	$11.50	$10.35

Total Investment Return - Net Asset Value(c)	5.73%	14.03%	(11.56%)	8.53%	11.11%	3.50%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$5,827	$4,778	$4,205	$4,345	$1,431	$113
Ratio of actual expenses to average net assets including fee waivers and reimbursements	3.50%	3.50%	3.50%	3.50%	3.50%	3.50	%(d)

See Notes to Financial Statements.
14	www.xsquarecapital.com

X-Square Balanced Fund – Class C	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period May 18, 2023 (Commencement of Operations) to December 31, 2019
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	3.50%	3.55%	4.02%	4.23%	14.81%	161.50	%(d)
Ratio of net investment loss to average net assets	(1.48%)	(1.12%)	(1.35%)	(2.34%)	(1.95%)	(0.99%)
Portfolio turnover rate	12.39%	30.18%	51.37%	18.40%	20.14%	0.00%

(a)	Calculated using average shares outstanding.
(b)	Annualized.
(c)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(d)	These ratios to average net assets have been annualized except the non-recurring offering costs, which have not been annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2024	15

X-Square Balanced Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period May 18, 2023 (Commencement of Operations) to December 31, 2019
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$12.47	$11.06	$12.63	$11.65	$10.37	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)	(0.01)	(0.04)	(0.17)	(0.11)	(0.00	)(b)(c)
Net realized and unrealized gain/(loss) on investments	0.81	1.66	(1.29)	1.27	1.39	0.37
Net increase/(decrease) in Net Asset Value	0.78	1.65	(1.33)	1.10	1.28	0.37

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.03)	–	–	(0.12)	–	–
From return of capital	(0.09)	(0.24)	(0.24)	–	–	–
Total Distributions to Common Shareholders	(0.12)	(0.24)	(0.24)	(0.12)	–	–

Net asset value per share - end of period	$13.13	$12.47	$11.06	$12.63	$11.65	$10.37

Total Investment Return - Net Asset Value(d)	6.29%	15.13%	(10.59%)	9.45%	12.34%	3.70%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$2,638	$1,849	$1,414	$1,590	$1,035	$41
Ratio of actual expenses to average net assets including fee waivers and reimbursements	2.50%	2.50%	2.50%	2.50%	2.50%	2.50	%(e)

See Notes to Financial Statements.
16	www.xsquarecapital.com

X-Square Balanced Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period May 18, 2023 (Commencement of Operations) to December 31, 2019
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	2.50%	2.55%	3.01%	3.37%	12.00%	239.72	%(e)
Ratio of net investment loss to average net assets	(0.48%)	(0.12%)	(0.36%)	(1.37%)	(1.00%)	(0.21%)
Portfolio turnover rate	12.39%	30.18%	51.37%	18.40%	20.14%	0.00%

(a)	Calculated using average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

(e)	These ratios to average net assets have been annualized except the non-recurring offering costs, which have not been annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2024	17

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights
June 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the "Fund") is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC (the “Adviser”). The Fund is a related party to the Adviser.

Subject to certain exceptions, investments in Class C shares are subject to a 1.00% contingent deferred sales charge if shares are sold within 12 months of purchase. The contingent deferred sales charge is expected to be calculated based on the lesser of the offering price and market value of shares being sold.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are prepared in United States Dollars and in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) as of the fiscal year end of the Fund.

Portfolio Valuation: The net asset value (“NAV”) per common share of the Fund is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Fund’s NAV per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board of Managers (“the Board”) using a variety of pricing techniques and methodologies.

18	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights
June 30, 2024 (Unaudited)

The market price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Fund’s valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Semi-Annual Report | June 30, 2024	19

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights
June 30, 2024 (Unaudited)

Cash and Cash Equivalents: Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes. Dividends are recorded net of foreign withholding taxes. Interest income is recorded on an accrual basis.

Expenses: Some expenses of the Fund can be directly attributed to a Fund specific share class. Expenses that cannot be directly attributed are apportioned among all share classes based on average net assets. Expenses are recognized when incurred.

Income Taxes: The Fund is taxed under the dispositions applicable to Registered Investment Companies established by the Puerto Rico Internal Revenue Code of 2011, as amended ("the Code"), its regulations and the administrative pronouncements promulgated thereunder. The Code states that every registered investment company will be exempt from Puerto Rico income tax for a taxable year if it distributes to its stockholders at least 90% of its taxable net investment income for such taxable year. The Fund intends to meet the 90% distribution requirement on a yearly basis to maintain the income tax exemption.

For U.S. federal income taxes, the Fund will be treated as a foreign corporation not engaged in a trade or business in the United States for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”) and does not intend to derive income treated as effectively connected with a trade or business in the United States. As a foreign corporation not engaged in a trade or business in the United States, the Fund will only be subject to United States federal income taxes if it realizes certain items of U.S. source income of a fixed or determinable annual or periodic nature, in which case the Fund will be subject to withholding of United States federal income tax at a 30% gross rate on such U.S. source income (not including interest received by the Fund on certain registered obligations).

The Puerto Rico income tax basis of the Fund's investments at June 30, 2024, was $47,123,976, and net unrealized appreciation for income tax purposes was $6,413,870 (gross unrealized appreciation $8,633,638; gross unrealized depreciation $2,219,768).

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund's 2023 tax returns. The Fund identifies its major tax jurisdictions as Commonwealth of Puerto Rico; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. The Fund remains subject to income tax examinations for its PR income taxes generally for the years 2019 through 2023.

20	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights
June 30, 2024 (Unaudited)

Indemnification: The Fund indemnifies its officers and managers for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | June 30, 2024	21

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights
June 30, 2024 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$31,869,074	$–	$–	$31,869,074
Government Bonds	3,202,819	–	–	3,202,819
Mortgage-Backed Securities	–	13,902,226	–	13,902,226
Short-Term Investments	4,563,727	–	–	4,563,727
Total	$39,635,620	$13,902,226	$–	$53,537,846

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at June 30, 2024. There were no transfers in or out from Level 3 as of and for the six months ended June 30, 2024.

NOTE 4 — INVESTMENT ADVISORY AGREEMENT

As compensation for its services, the Fund pays to the Adviser a monthly management fee at an annual rate of 1.00% of its average daily net assets.

The Adviser, a related party to the Fund, pursuant to an Amended and Restated Expense Reimbursement Agreement (the “Agreement”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until one year from the date of the Fund’s prospectus (through April 30, 2025), to ensure that Net Annual Operating Expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are not capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) will not exceed 2.75%, 3.50% and 2.50% of the Fund’s average daily net assets, respectively for Class A, Class C and Institutional Class Shares, respectively. The Adviser will be permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed pursuant to the Agreement described above to the extent that the Fund expenses in later periods fall below the lesser of (i) the expense limitation in effect at the time the fees and/or expenses to be recovered were waived and/or reimbursed and (ii) the expense limitation in effect at the time the Adviser seeks to recover the fees or expenses. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the date on which the fees were waived or expenses were reimbursed. This Agreement will renew automatically for periods of one year (each such one year period, a “Renewal Year”). This Agreement may be terminated, as to any succeeding Renewal Year, by either party upon 60 days’ written notice prior to the end of the then current Renewal Year. Notwithstanding the foregoing, this Agreement may be terminated by the Fund’s Board of Managers at any time if it determines that such termination is in the best interest of the Fund and its Members. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board of Managers.

22	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights
June 30, 2024 (Unaudited)

As of June 30, 2024, the following amounts were available for recoupment by the Adviser based upon their potential expiration date:

	Expiring in 2024	Expiring in 2025	Expiring in 2026
Class A	$8,124	$146,429	$13,945
Class C	$5,093	$20,782	$2,024
Institutional	$4,427	$7,432	$671

NOTE 5 — OTHER AGREEMENTS

Distribution and Services Agreement

The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year with respect to Class A Shares, 0.00% with respect to Institutional Class shares and 1.00% with respect to Class C shares. The Class C distribution fee includes a distribution fee of up to 0.75% and a service fee of up to 0.25%.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of the Fund’s shares.

Administration, Bookkeeping and Pricing Agreement

ALPS Fund Services, Inc. (“ALPS”) serves as the administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with ALPS administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement, ALPS will provide operational services to the Fund including, but not limited to fund accounting and fund administration and generally assist in the Fund operations.

Transfer Agency Agreement

ALPS also serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, ALPS is responsible for maintaining all shareholder records of the Fund.

NOTE 6 — INVESTMENT TRANSACTIONS

Investment transactions for the six months ended June 30, 2024, excluding U.S. Government Obligations and short-term investments, were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$11,297,600	$2,357,002

Semi-Annual Report | June 30, 2024	23

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights
June 30, 2024 (Unaudited)

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2024, were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$—	$3,620,000

NOTE 7 — LINE OF CREDIT

As of June 30, 2024, the Fund had secured a bank line of credit through U.S. Bank, subject to the limitations of the 1940 Act for borrowings. As of the six months ended June 30, 2024, the Fund had no outstanding borrowings.

NOTE 8 — RISKS AND UNCERTAINTIES

The ongoing war in Ukraine posses a risk to global stability. Supply chains including crops such as wheat could be further disrupted by the conflict, thus putting incremental pressure on prices. In addition, energy security and markets will continue to experience instability as Ukraine is a major gas corridor and Russia supplies more than 10% of global energy consumption. The net result of this environment is inflation which has a negative impact on margins, consumption and Central Bank reaction function which is to deliver higher rates for longer.

NOTE 9 — SUBSEQUENT EVENTS

The Adviser has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

24	www.xsquarecapital.com

X-Square Balanced Fund	Additional Information
June 30, 2024 (Unaudited)

Semi-Annual Report | June 30, 2024	25

X-Square Balanced Fund	Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
June 30, 2024 (Unaudited)

Not applicable for this reporting period.

26	www.xsquarecapital.com

X-Square Balanced Fund	Item 9 – Proxy Disclosures for Open-End Management Investment Companies
June 30, 2024 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | June 30, 2024	27

X-Square Balanced Fund	Item 10 – Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies
June 30, 2024 (Unaudited)

Included under Item 7 in the Notes to Financial Statements.

The following chart provides certain information about the Trustee fees paid by the Fund for the period ended June 30, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Ramon Ponte	$6,000	$–	$6,000
Denisse Rodriguez	$6,000	$–	$6,000
Luis R. Roig Hosta	$6,000	$–	$6,000
Total	$18,000	$–	$18,000

28	www.xsquarecapital.com

X-Square Balanced Fund	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | June 30, 2024	29

X² CAPITAL

CONNECT WITH US

www.xsquarecapital.com
info@xsquarecapital.com
(787) 282-1621
90 Carr 165, Suite 803
Centro Internacional de Mercadeo II
Guaynabo, PR 00968

Must be accompanied or preceded by a Prospectus.
ALPS Distributors, Inc. is the Distributor for the
X-Square Balanced Fund.

SCAN ME

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to Registrant during the reporting period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable to semi-annual report.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), attached hereto as Exhibit 99.Cert.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Balanced Fund, LLC

By:	/s/ Ignacio Canto
Ignacio Canto
Principal Executive Officer/President

Date:	September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

X-Square Balanced Fund, LLC

By:	/s/ Cristina Perez
Cristina Perez
Principal Financial Officer/Treasurer

Date:	September 5, 2024